Performance Management - Alternative Access First Priority CLO Bond ETF	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund adopted the performance of the AAF First Priority CLO Bond ETF, a series of Listed Fund Trust (the “Predecessor Fund”), following the reorganization of the Predecessor Fund into the Trust on October 14, 2022. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 14, 2022, reflect the performance of the Predecessor Fund.

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Bloomberg US Universal Bond Index and the Bloomberg Floating Rate Note <5 Years Index. The Bloomberg US Universal Bond Index has been included as the Fund’s primary broad-based securities market index, and the Fund also compares its performance with the returns of the Bloomberg Floating Rate Note <5 Years Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategy. The Fund’s performance information is accessible on the Fund’s website at www.aafetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Bloomberg US Universal Bond Index and the Bloomberg Floating Rate Note <5 Years Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for the Fund For each calendar year at NAV
Bar Chart Closing [Text Block]	The year-to-date return as of June 30, 2026, was 2.33%.

Highest Calendar Quarter Return at NAV	2.37%	Quarter Ended 09/30/2023
Lowest Calendar Quarter Return at NAV	(1.47%)	Quarter Ended 06/30/2022

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After–tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.aafetfs.com
Alternative Access First Priority CLO Bond ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	2.37%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(1.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022